17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS	17. SUBSEQUENT EVENTS There were no subsequent events after June 30, 2014.